Expenses - Schedule of Other Operating Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Operating Expenses [Abstract]
Electricity charges	$ 86,129	$ 59,821	$ 59,036
Repair & maintenance expenses	76,897	179,592	129,987
Business promotion expenses	64,637	30,096	3,508
Operating lease rentals	35,651	17,579	15,327
Regulatory expenses	83,222	43,551	69,929
Conveyance & traveling expenses	38,585	28,434	112,111
Security charges	14,416	12,653	5,150
Commission charges	2,028,116	1,621,014	1,465,012
Credit loss allowances		72,698	(120,544)
Loss on disposal of a subsidiary		1,000	192,776
Other operating expenses	227,663	577,510	334,973
Total other expenses	$ 2,655,316	$ 2,643,948	$ 2,267,265